Revenue disaggregation and segmental analysis	12 Months Ended
Mar. 31, 2024
Revenue disaggregation and segmental analysis
Revenue disaggregation and segmental analysis

2. Revenue disaggregation and segmental analysis

The Group’s businesses are managed on a geographical basis. Selected financial data is presented on this basis below.

Accounting policies

Revenue

When the Group enters into an agreement with a customer, goods and services deliverable under the contract are identified as separate performance obligations (‘obligations’) to the extent that the customer can benefit from the goods or services on their own and that the separate goods and services are considered distinct from other goods and services in the agreement. Where individual goods and services do not meet the criteria to be identified as separate obligations they are aggregated with other goods and/or services in the agreement until a separate obligation is identified. The obligations identified will depend on the nature of individual customer contracts, but might typically be separately identified for mobile handsets, other equipment such as set-top boxes and routers provided to customers and services provided to customers such as mobile and fixed line communication services. The Group’s digital services and Internet of Things (‘IoT’) customer offers typically include separate obligations for communications services, as well as equipment and software or software as a service (‘SaaS’). Where goods and services have a functional dependency (for example, a fixed line router can only be used with the Group’s services) this does not, in isolation, prevent those goods or services from being assessed as separate obligations. Activities relating to connecting customers to the Group’s network for the future provision of services are not considered to meet the criteria to be recognised as obligations except to the extent that the control of related equipment passes to customers.

The Group determines the transaction price to which it expects to be entitled in return for providing the promised obligations to the customer based on the committed contractual amounts, net of sales taxes and discounts. Where indirect channel dealers, such as retailers, acquire customer contracts on behalf of the Group and receive commission, any commissions that the dealer is compelled to use to fund discounts or other incentives to the customer are treated as payments to the customer when determining the transaction price and consequently are not included in contract acquisition costs.

The transaction price is allocated between the identified obligations according to the relative standalone selling prices of the obligations. The standalone selling price of each obligation deliverable in the contract is determined according to the prices that the Group would achieve by selling the same goods and/or services included in the obligation to a similar customer on a standalone basis; where standalone selling prices are not directly observable, estimation techniques are used maximising the use of external inputs. See ‘Critical accounting judgements and key sources of estimation uncertainty’ in note 1 for details. Revenue is recognised when the respective obligations in the contract are delivered to the customer and cash collection is considered probable. Revenue for the provision of services, such as mobile airtime, fixed line broadband, other communications services and SaaS, is recognised when the Group provides the related service during the agreed service period.

Revenue for device sales to end customers is generally recognised when the device is delivered to the end customer. For device sales made to intermediaries such as indirect channel dealers, revenue is recognised if control of the device has transferred to the intermediary and the intermediary has no right to return the device to receive a refund; otherwise revenue recognition is deferred until sale of the device to an end customer by the intermediary or the expiry of any right of return.

Where refunds are issued to customers they are deducted from revenue in the relevant service period.

When the Group has control of goods or services prior to delivery to a customer, then the Group is the principal in the sale to the customer. As a principal, receipts from, and payments to, suppliers are reported on a gross basis in revenue and operating costs. If another party has control of goods or services prior to transfer to a customer, then the Group is acting as an agent for the other party and revenue in respect of the relevant obligations is recognised net of any related payments to the supplier and recognised revenue represents the margin earned by the Group. See ‘Critical accounting judgements and key sources of estimation uncertainty’ in note 1 for details.

Customers typically pay in advance for prepay mobile services and monthly for other communication services. Customers typically pay for handsets and other equipment either up-front at the time of sale or over the term of the related service agreement.

2. Revenue disaggregation and segmental analysis (continued)

When revenue recognised in respect of a customer contract exceeds amounts received or receivable from a customer at that time a contract asset is recognised; contract assets will typically be recognised for handsets or other equipment provided to customers where payment is recovered by the Group via future service fees. Once the amount receivable becomes conditional only on the passage of time, the contract asset becomes a trade receivable (see note 14 ‘Trade and other receivables’). If amounts received or receivable from a customer exceed revenue recognised for a contract, for example if the Group receives an advance payment from a customer, a contract liability is recognised.

When contract assets or liabilities are recognised, a financing component may exist in the contract; this is typically the case when a handset or other equipment is provided to a customer up-front but payment is received over the term of the related service agreement, in which case the customer is deemed to have received financing. If a significant financing component is provided to the customer, the transaction price is reduced and interest revenue is recognised over the customer’s payment period using an interest rate reflecting the relevant central bank rates and customer credit risk.

Contract-related costs

When costs directly relating to a specific contract are incurred prior to recognising revenue for a related obligation, and those costs enhance the ability of the Group to deliver an obligation and are expected to be recovered, then those costs are recognised in the consolidated statement of financial position as fulfilment costs and are recognised as expenses in line with the recognition of revenue when the related obligation is delivered.

The direct and incremental costs of acquiring a contract including, for example, certain commissions payable to staff or agents for acquiring customers on behalf of the Group, are recognised as contract acquisition cost assets in the consolidated statement of financial position when the related payment obligation is recorded. Costs are recognised as an expense in line with the recognition of the related revenue that is expected to be earned by the Group; typically this is over the customer contract period as new commissions are payable on contract renewal. Certain amounts payable to agents are deducted from revenue recognised (see above).

Segmental analysis

The Group’s operating segments are established on the basis of those components of the Group that are evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Group has determined the chief operating decision maker to be its Chief Executive. The Group has a single group of similar services and products, being the supply of communications services and related products.

On 1 April 2023, the Group revised its segments by moving Vodafone Egypt from the Other Markets segment to the Vodacom segment, following the transfer of Vodafone Egypt to the Vodacom group in December 2022. Consequently, the Vodacom segment has been re-named to ‘Africa’ and the Other Markets segment has been re-named to ‘Turkey’ because this segment comprised only Vodafone Turkey during the year ended 31 March 2024.

In October 2023 and March 2024, the Group announced the planned disposals of Vodafone Spain and Vodafone Italy, respectively. Consequently, Vodafone Spain and Vodafone Italy have been classified as discontinued operations and are therefore no longer reporting segments of the Group.

On 31 May 2024, the Group announced it had completed the sale of Vodafone Spain. See note 33 ‘Subsequent events’.

Revenue is attributed to a country based on the location of the Group company reporting the revenue. Transactions between operating segments are charged at arm’s-length prices.

2. Revenue disaggregation and segmental analysis (continued)

The operating segments for Germany, UK and Africa are individually material for the Group and are each reporting segments for which certain financial information is provided. In addition, the Vantage Towers operating segment was a separately listed part of the Group until its disposal into a joint venture on 22 March 2023 (see note 27 ‘Acquisitions and disposals’) and is presented as a reporting segment until the date of its disposal as it is considered to provide useful information to users of the financial statements. The aggregation of smaller operating segments into the Other Europe and Turkey reporting segments reflects, in the opinion of management, the similar local market economic characteristics and regulatory environments for each of those operating segments as well as the similar products and services sold and comparable classes of customers. In the case of the Other Europe region (comprising Albania, Czech Republic, Greece, Hungary (until its disposal on 31 January 2023), Ireland, Portugal and Romania), this largely reflects membership or a close association with the European Union, whilst the Turkey segment (comprising Turkey and Ghana until its disposal on 21 February 2023) sits outside the European Union and has different economic and regulatory environment characteristics. Common Functions is a separate reporting segment and comprises activities which are undertaken primarily in central Group entities that do not meet the criteria for aggregation with other reporting segments.

A reconciliation of adjusted EBITDAaL, the Group’s measure of segment profit, to the Group’s profit or loss before taxation for the financial year is shown below.

		Re-presented[1]	Re-presented[1]
	2024	2023	2022
	€m	€m	€m
Adjusted EBITDAaL	11,019	12,424	12,693
Restructuring costs	(703)	(538)	(213)
Interest on lease liabilities	440	355	320
Loss on disposal of property, plant and equipment and intangible assets	(34)	(41)	(37)
Depreciation and amortisation on owned assets	(7,397)	(7,520)	(7,656)
Share of results of equity accounted associates and joint ventures	(96)	433	389
Impairment reversal/(loss)[2]	64	(64)	–
Other income	372	9,402	244
Operating profit	3,665	14,451	5,740
Investment income	581	232	251
Finance costs	(2,626)	(1,609)	(1,842)
Profit before taxation	1,620	13,074	4,149

Notes:

1	The results for the years ended 31 March 2023 and 31 March 2022 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are now reported as discontinued operations. See note 7 ‘Discontinued operations and assets held for sale’ for more information.
2	The impairment reversal/(loss) for the years ended 31 March 2024 and 31 March 2023 relates to Indus Towers. See overleaf and note 4 ‘Impairment losses’.

Revenue disaggregation and segmental income statement analysis

Revenue reported for the year includes revenue from contracts with customers, comprising service and equipment revenue, as well as other revenue items including revenue from leases and interest revenue arising from transactions with a significant financing component.

2. Revenue disaggregation and segmental analysis (continued)

The tables below present Revenue and Adjusted EBITDAaL for the year ended 31 March 2024 and for the comparative years ended 31 March 2023 and 31 March 2022.

			Revenue from			Total
	Service	Equipment	contracts with	Other	Interest	segment	Adjusted
31 March 2024	revenue €m	revenue €m	customers €m	revenue[1] €m	revenue €m	revenue €m	EBITDAaL €m
Germany	11,453	1,132	12,585	357	15	12,957	5,017
UK	5,631	1,111	6,742	54	41	6,837	1,408
Other Europe	4,722	665	5,387	102	15	5,504	1,516
Africa	5,951	1,030	6,981	409	30	7,420	2,539
Turkey	1,746	609	2,355	7	–	2,362	510
Common Functions[2]	559	49	608	1,256	–	1,864	29
Eliminations	(150)	(1)	(151)	(76)	–	(227)	–
Group	29,912	4,595	34,507	2,109	101	36,717	11,019

			Revenue from			Total
	Service	Equipment	contracts with	Other	Interest	segment	Adjusted
31 March 2023 Re-presented[3]	revenue €m	revenue €m	customers €m	revenue[1] €m	revenue €m	revenue €m	EBITDAaL €m
Germany	11,433	1,313	12,746	350	17	13,113	5,323
UK	5,358	1,375	6,733	58	33	6,824	1,350
Other Europe[4]	5,005	602	5,607	117	20	5,744	1,632
Africa[5]	6,556	1,089	7,645	403	28	8,076	2,880
Turkey[6]	1,593	475	2,068	4	–	2,072	424
Vantage Towers	–	–	–	1,338	–	1,338	795
Common Functions[2]	530	47	577	1,191	–	1,768	20
Eliminations	(157)	(1)	(158)	(1,105)	–	(1,263)	–
Group	30,318	4,900	35,218	2,356	98	37,672	12,424

			Revenue from			Total
	Service	Equipment	contracts with	Other	Interest	segment	Adjusted
31 March 2022 Re-presented[3]	revenue €m	revenue €m	customers €m	revenue[1] €m	revenue €m	revenue €m	EBITDAaL €m
Germany	11,616	1,126	12,742	365	21	13,128	5,669
UK	5,154	1,333	6,487	69	33	6,589	1,395
Other Europe[4]	5,001	528	5,529	105	19	5,653	1,606
Africa[5]	6,386	1,013	7,399	384	24	7,807	2,929
Turkey[6]	1,669	341	2,010	6	–	2,016	531
Vantage Towers	–	–	–	1,252	–	1,252	619
Common Functions[2]	522	53	575	1,190	1	1,766	(56)
Eliminations	(141)	(1)	(142)	(1,059)	–	(1,201)	–
Group	30,207	4,393	34,600	2,312	98	37,010	12,693

Notes:

1	Other revenue includes lease revenue recognised under IFRS 16 ‘Leases’ (see note 20 ‘Leases’).
2	Comprises central teams and business functions.
3

The results for the years ended 31 March 2023 and 31 March 2022 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are now reported as discontinued operations and are therefore excluded. See note 7 ‘Discontinued operations and assets held for sale’ for more information.

4	The comparative years also include the results of Vodafone Hungary which, as previously reported, was sold in January 2023.
5

From 1 April 2023, the Group revised its segmental reporting by moving Vodafone Egypt to the Africa segment. The comparatives have been re-presented on the new basis of segmental reporting. There is no impact on previously reported Group metrics.

6

The Turkey segment comprises only Vodafone Turkey in the year ended 31 March 2024. The comparative years also include the results of Vodafone Ghana which, as previously reported, was sold in February 2023.

2. Revenue disaggregation and segmental analysis (continued)

The total future revenue from the remaining term of Group’s contracts with customers for performance obligations not yet delivered to those customers at 31 March 2024 is €16,577 million (re-presented[7] 2023: €16,354 million; 2022: €17,902 million); of which €10,488 million (re-presented[7] 2023: €10,324 million; 2022: €11,353 million) is expected to be recognised within the next year and the majority of the remaining amount in the following 12 months.

Notes:

7

The results for the years ended 31 March 2023 and 31 March 2022 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are now reported as discontinued operations, decreasing the previously disclosed amount of total future revenue by €2,167 million and €2,111 million respectively as well as future revenue expected to be recognised within the next year by €1,617 million and €1,560 million respectively. See note 7 ‘Discontinued operations and assets held for sale’ for more information.

2. Revenue disaggregation and segmental analysis (continued)

Segmental assets

The tables below present the segmental assets for the year ended 31 March 2024 and for the comparative years ended 31 March 2023 and 31 March 2022.

				Other	Depreciation
	Non-current	Capital	Right-of-use	additions to	and	Impairment
31 March 2024	assets[1] €m	additions[2] €m	asset additions €m	intangible assets[3] €m	amortisation €m	reversal[6] €m
Germany	42,931	2,565	1,045	–	4,543	–
UK	6,863	878	957	–	1,733	–
Other Europe	7,564	862	442	–	1,447	–
Africa	6,377	1,005	296	163	1,184	–
Turkey	1,644	320	160	120	537	(64)
Common Functions	1,972	782	203	–	970	–
Group	67,351	6,412	3,103	283	10,414	(64)

				Other	Depreciation
	Non-current	Capital	Right-of-use	additions to	and
31 March 2023 Re-presented[4]	assets[1] €m	additions[2] €m	asset additions €m	intangible assets[3] €m	amortisation €m	Impairment loss €m
Germany	43,878	2,701	2,145	2	4,154	–
Italy	10,235	833	916	5	–	–
UK	6,629	892	1,639	–	1,562	–
Spain	6,331	565	742	8	–	–
Other Europe	7,815	927	1,104	151	1,363	–
Africa[5]	6,796	1,122	246	264	1,311	–
Turkey[6]	1,502	235	150	9	546	64
Vantage Towers	–	551	318	–	326	–
Common Functions	2,013	839	127	–	993	–
Group	85,199	8,665	7,387	439	10,255	64

					Depreciation
	Non-current	Capital	Right-of-use	Other additions to	and
31 March 2022 Re-presented[4]	assets[1] €m	additions[2] €m	asset additions €m	intangible assets[3] €m	amortisation €m	Impairment loss €m
Germany	43,190	2,670	795	–	3,981	–
Italy	10,519	840	670	255	–	–
UK	6,226	832	580	229	1,905	–
Spain	6,433	676	422	291	–	–
Other Europe	8,548	1,009	502	126	1,511	–
Africa[5]	7,991	1,136	216	–	1,219	–
Turkey[6]	859	247	200	–	299	–
Vantage Towers	8,179	366	320	–	523	–
Common Functions	2,103	844	123	–	979	–
Group	94,048	8,620	3,828	901	10,417	–

Notes:

1	Comprises goodwill, other intangible assets and property, plant and equipment.
2

Includes additions to: (i) property, plant and equipment (excluding right-of-use assets) and (ii) computer software, development costs and in relation to identifiable wavelengths, reported within Intangible assets.

3	Includes additions to licences and spectrum and customer base acquisitions.
4

The results for the years ended 31 March 2023 and 31 March 2022 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are now reported as discontinued operations. See note 7 ‘Discontinued operations and assets held for sale’ for more information.

5

From 1 April 2023, the Group revised its segmental reporting by moving Vodafone Egypt to the Africa segment. The comparatives have been re-presented on the new basis of segmental reporting. There is no impact on previously reported Group metrics.

6

The Turkey segment comprises only Vodafone Turkey in the year ended 31 March 2024. In the comparative years, the segment was named Other markets and also included the results of Vodafone Ghana which, as previously reported, was sold in February 2023 and an impairment charge in respect of the Group’s carrying value of Indus Towers Limited during the year ended 31 March 2023 and reversed during the year ended 31 March 2024. See note 4 ‘Impairment losses’ for more information.